Profit attributable to non-controlling interests (Tables)	6 Months Ended
Jun. 30, 2018
Profit attributable to non-controlling interests
Schedule of Profit attributable to non-controlling interests
	Half year ended
	30 June	30 June
	2018	2017
	£m	£m
RFS Holdings BV Consortium Members	(17)	27
Other	1	2

(Loss)/profit attributable to non-controlling interests	(16)	29